Expenses and Other Non-Operating Income/(Expense), Net - Schedule of Other non-operating income (expense), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses And Other Non Operating Income Expense Net [Line Items]
Foreign exchange gain/(loss)	$ 1,329,775	$ (375,298)
R&D credits		497,978
Other, net	6	2,686
Total	$ 1,329,781	$ 125,366